Equity - Narrative (Q3) (Details) - USD ($) $ / shares in Units, $ in Thousands					2 Months Ended	3 Months Ended		9 Months Ended	12 Months Ended
	Sep. 21, 2023	Sep. 20, 2023	Jun. 07, 2023	Mar. 04, 2020	Jul. 31, 2023	Sep. 30, 2023	Sep. 20, 2023	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2020	Jun. 30, 2023	Sep. 30, 2022	Jun. 30, 2022	Dec. 31, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Invested capital contributions						$ 65,000		$ 65,000
Accrued dividend rate (in percent)								8.00%
Shares issued (in shares)										$ 28,500
Common Class A
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common unit, units outstanding (in units)						0		0	19,495,376		19,495,376	19,495,376	19,495,376	19,495,376
Accrued dividend rate (in percent)				8.00%
Class A and A-1 preferred returns and tax distributions			$ 4,000
Common stock, shares issued (in shares)		718,549	439,176				718,549
Common Class A-1
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common unit, units outstanding (in units)						0		0	1,842,520		2,281,696	1,842,520	1,842,520	1,842,520
Shares issued (in shares)	284		174
Accrued dividend rate (in percent)				4.00%
Class A and A-1 preferred returns and tax distributions			$ 4,100
Shares issued (in shares)		$ 7,200	$ 2,500				$ 9,700
Common Class B
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common unit, units outstanding (in units)						0		0	4,703,628		4,703,628	4,703,628	4,703,628	4,703,628
Class B-1
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock compensation expense						$ 4,900
Grants in period (in units)					415
Class C
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Temporary equity, redeemable period								5 years
Option to purchase additional units (in shares)			378
Purchase price of additional units (in dollars per share)			$ 26,423
Anti-dilution feature at fair value											$ 1,400
Stockholders
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of days after five year anniversary								30 days
AON Inc.
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stockholders' equity, conversion, threshold volume weighted average price period								30 days
Stockholders' equity, conversion, threshold stock price (in dollars per share) (less than) (greater than)								$ 16
AON LLC
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Issuance of units (in units)						34,724,025		34,724,025
Anti-Dilution Feature
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Changes in fair value adjustments of warrants and derivative liabilities						$ 4,700		$ 9,800
Option Feature
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Changes in fair value adjustments of warrants and derivative liabilities						$ (1,400)
AON LLC | Common Class A
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common unit authorized (in units)									19,495,376
Issuance of units (in units)									19,495,376
Common unit, units outstanding (in units)									19,495,376
AON LLC | Common Class A-1
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common unit authorized (in units)									3,000,245
Issuance of units (in units)									1,842,520
Common unit, units outstanding (in units)									1,842,520
AON LLC | Common Class B
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Issuance of units (in units)									5,614,176
Units vested (in units)									4,703,628
Units vested upon consummation of business combination (in units)									910,548
Stock compensation expense									$ 100
Common Class A
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common unit, units outstanding (in units)									19,495,376					19,495,376
Shares issued (in shares)		1,047,343
Stockholders' equity, conversion, threshold volume weighted average price period								5 days
Common stock, shares issued (in shares)						9,453,604		9,453,604
Series A Preferred Stock
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Class A-1 distribution (in shares)		151,610
Stock price (in usd per share)						$ 10		$ 10
Series A Preferred Stock | Stockholders
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stockholders' equity, conversion, threshold volume weighted average price period								30 days
Stockholders' equity, conversion, threshold stock price (in dollars per share) (less than) (greater than)								$ 10
Threshold stock price, conversion price adjustment (in usd per share)								$ 5
Series A Preferred Stock | AEA Growth Management LP
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares issued (in shares)		6,651,610
Series A Preferred Stock | Dividends Paid, Event Prior to June 7, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Accrued dividend rate (in percent)								125.00%
Series A Preferred Stock | Dividends Paid, Event Prior to June 7, 2025, After June 7, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Accrued dividend rate (in percent)								120.00%
Series A Preferred Stock | Dividends Paid, Event Prior to June 7, 2026, After June 7, 2025
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Accrued dividend rate (in percent)								115.00%
Series A Preferred Stock | Dividends Paid, Event Prior to June 7, 2027, After June 7, 2026
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Accrued dividend rate (in percent)								110.00%
Series A Preferred Stock | Dividends Paid, Event Prior to June 7, 2028, After June 7, 2027
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Accrued dividend rate (in percent)								105.00%
Series A Preferred Stock | Dividends Paid, Event After June 7, 2028
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Accrued dividend rate (in percent)								100.00%